                                   SUPPLEMENT
                              DATED APRIL 27, 2005
                          TO THE HARTFORD MUTUAL FUNDS
                 CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
              DATED MARCH 1, 2005 (AS SUPPLEMENTED MARCH 15, 2005)
                      FOR THE HARTFORD MUTUAL FUNDS, INC.
                     AND THE HARTFORD MUTUAL FUNDS II, INC.

     Effective May 1, 2005, in the Class A, Class B and Class C Shares Prospectus, for The Hartford Advisers Fund, on page 3, the following paragraphs replace the text of the "Principal Investment Strategy" section in its entirety:

     The fund allocates its assets among three categories:

     - stocks,

     - debt securities, and

     - money market instruments.

     The fund will normally invest in a portfolio of between 50% and 70% in equities, between 30% and 50% in debt securities, and between 1% and 10% in money market instruments. Allocation decisions within these bands are in Wellington Management's discretion and are based on Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category. Wellington Management does not attempt to engage in short-term market timing among asset categories. As a result, shifts in asset allocation are expected to be gradual.

     The fund's diversified portfolio of equity securities are evaluated using what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Wellington Management also analyzes the general economic and investment environment, including the evaluation of economic conditions, U.S. fiscal and monetary policy, and investor sentiment.

     In general, the fund seeks to invest in companies that demonstrate some or all of the following characteristics: a leadership position within an industry, a strong balance sheet, an acceleration in growth rates, a high return on equity, a strong management team, and a globally competitive position. The fund may also invest in companies that Wellington Management believes have been excessively devalued by the market, provided there is a catalyst that could lead to an improvement in stock price. With respect to stocks in which the fund invests, the fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index.

     The debt securities (other than money market instruments) in which the fund invests include securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities and securities rated investment grade (rated at least "BBB" by Standard & Poor's Corporation ("S&P") or "Baa" by Moody's Investors Service, Inc. ("Moody's"), or if unrated, securities deemed by Wellington Management to be of comparable quality). These debt securities include mortgage-backed securities issued by U.S. Government agencies and private entities. The fund is not restricted to any specific maturity term.

     The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities. Effective May 1, 2005, in the Class A, Class B and Class C Shares Prospectus, for The Hartford Advisers Fund, on page 6, the following footnote is inserted in the "Shareholder Fees" table next to Management Fees:

(4) Effective May 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees. While such waiver is in effect, the management fee is 0.61%. This policy may be discontinued at any time.

     Effective May 1, 2005, in the Class A, Class B and Class C Shares Prospectus, for The Hartford Advisers Fund, on page 6, the following replaces the expenses examples:

EXPENSES (WITH REDEMPTION)                                    CLASS A   CLASS B   CLASS C
  Year 1                                                      $  660    $  695    $  286
  Year 3                                                      $  892    $  903    $  576
  Year 5                                                      $1,143    $1,237    $  990
  Year 10                                                     $1,860    $2,243    $2,148

EXPENSES (WITHOUT REDEMPTION)                                 CLASS A   CLASS B   CLASS C
  Year 1                                                      $  660    $  195    $  186
  Year 3                                                      $  892    $  603    $  576
  Year 5                                                      $1,143    $1,037    $  990
  Year 10                                                     $1,860    $2,243    $2,148

     Effective May 1, 2005, in the Class A, Class B and Class C Shares Prospectus, for The Hartford Focus Fund, on page 19, the following paragraphs replace the text of the "Principal Investment Strategy" section in its entirety:

     The fund invests primarily in equity securities of a relatively small number of large capitalization companies (stocks comprising the S&P 500 Index). The fund will typically hold stocks of 20-40 companies. Individual holdings typically constitute 3-5% of the fund's total assets and may constitute up to 10%. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

     The fund's focused portfolio of equity securities are evaluated using what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Wellington Management also analyzes the general economic and investment environment, including the evaluation of economic conditions, U.S. fiscal and monetary policy, and investor sentiment.

     In general, the fund seeks to invest in companies that demonstrate some or all of the following characteristics: a leadership position within an industry, a strong balance sheet, an acceleration in growth rates, a high return on equity, a strong management team, and a globally competitive position. The fund may also invest in companies that Wellington Management believes have been excessively devalued by the market, provided there is a catalyst that could lead to an improvement in stock price.

     Effective May 1, 2005, in the Class A, Class B and Class C Shares Prospectus, for The Hartford Stock Fund, on page 27, the following paragraphs replace the text of the "Principal Investment Strategy" section in its entirety:

     The fund normally invests at least 80% of the fund's assets in the common stocks of high quality companies. The fund's diversified portfolio of equity securities are evaluated using what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Wellington Management also analyzes the general economic and investment environment, including the evaluation of economic conditions, U.S. fiscal and monetary policy, and investor sentiment.

     In general, quality companies in which the fund invests demonstrate some or all of the following characteristics: a leadership position within an industry, a strong balance sheet, an acceleration in growth rates, a high return on equity, a strong management team, and a globally competitive position. Quality companies in which the fund invests also include companies that Wellington Management believes have been excessively devalued by the market, provided there is a catalyst that could lead to an improvement in stock price. The fund may invest in stocks within a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index.

     The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

     Effective May 1, 2005, in the Class A, Class B and Class C Shares Prospectus, in the "Portfolio Managers of the Funds" section on page 42, the following text replaces the "Advisers Fund" text in its entirety:

     Steven T. Irons, Senior Vice President of Wellington Management, has served as portfolio manager of the equity portion of the fund since May 2005. Mr. Irons joined Wellington Management as an investment professional in 1993.

     John C. Keogh, Senior Vice President of Wellington Management, has served as portfolio manager of the fixed income and money market portion of the fund since 2004. Mr. Keogh joined Wellington Management as an investment professional in 1983.

     Saul J. Pannell, Senior Vice President of Wellington Management, has been involved in portfolio management and securities analysis of the equity portion of the fund since May 2005. Mr. Pannell joined Wellington Management as an investment professional in 1974.

     Effective May 1, 2005, in the Class A, Class B and Class C Shares Prospectus, in the "Portfolio Managers of the Funds" section on page 42, the following text replaces the "Focus Fund" text in its entirety:

     Steven T. Irons, Senior Vice President of Wellington Management, has served as portfolio manager of the fund since May 2005. Mr. Irons joined Wellington Management as an investment professional in 1993.

     Effective May 1, 2005, in the Class A, Class B and Class C Shares Prospectus, in the "Portfolio Managers of the Funds" section on pages 42-43, the following text replaces the "Stock Fund" text in its entirety:

     Steven T. Irons, Senior Vice President of Wellington Management, has served as portfolio manager of the fund since May 2005. Mr. Irons joined Wellington Management as an investment professional in 1993. Saul J. Pannell, Senior Vice President of Wellington Management, has been involved in portfolio management and securities analysis for the fund since May 2005. Mr. Pannell joined Wellington Management as an investment professional in 1974.

     THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE
REFERENCE.

                                   SUPPLEMENT
                              DATED APRIL 27, 2005
                                     TO THE
                 CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
                              DATED MARCH 1, 2005
                      FOR THE HARTFORD MUTUAL FUNDS, INC.
                     AND THE HARTFORD MUTUAL FUNDS II, INC.

     Effective May 1, 2005, in the Class A, Class B and Class C Shares Prospectus, for The Hartford Advisers Fund, on page 3, the following paragraphs replace the text of the "Principal Investment Strategy" section in its entirety:

     The fund allocates its assets among three categories:

     - stocks,

     - debt securities, and

     - money market instruments.

     The fund will normally invest in a portfolio of between 50% and 70% in equities, between 30% and 50% in debt securities, and between 1% and 10% in money market instruments. Allocation decisions within these bands are in Wellington Management's discretion and are based on Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category. Wellington Management does not attempt to engage in short-term market timing among asset categories. As a result, shifts in asset allocation are expected to be gradual.

     The fund's diversified portfolio of equity securities are evaluated using what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Wellington Management also analyzes the general economic and investment environment, including the evaluation of economic conditions, U.S. fiscal and monetary policy, and investor sentiment.

     In general, the fund seeks to invest in companies that demonstrate some or all of the following characteristics: a leadership position within an industry, a strong balance sheet, an acceleration in growth rates, a high return on equity, a strong management team, and a globally competitive position. The fund may also invest in companies that Wellington Management believes have been excessively devalued by the market, provided there is a catalyst that could lead to an improvement in stock price. With respect to stocks in which the fund invests, the fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index.

     The debt securities (other than money market instruments) in which the fund invests include securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities and securities rated investment grade (rated at least "BBB" by Standard & Poor's Corporation ("S&P") or "Baa" by Moody's Investors Service, Inc. ("Moody's"), or if unrated, securities deemed by Wellington Management to be of comparable quality). These debt securities include mortgage-backed securities issued by U.S. Government agencies and private entities. The fund is not restricted to any specific maturity term.

     The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities. Effective May 1, 2005, in the Class A, Class B and Class C Shares Prospectus, for The Hartford Advisers Fund, on page 7, the following footnote is inserted in the "Shareholder Fees" table next to Management Fees:

(4) Effective May 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees. While such waiver is in effect, the management fee is 0.61%. This policy may be discontinued at any time.

     Effective May 1, 2005, in the Class A, Class B and Class C Shares Prospectus, for The Hartford Advisers Fund, on page 8, the following replaces the expenses examples:

EXPENSES (WITH REDEMPTION)                                    CLASS A   CLASS B   CLASS C
  Year 1                                                      $  660    $  695    $  286
  Year 3                                                      $  892    $  903    $  576
  Year 5                                                      $1,143    $1,237    $  990
  Year 10                                                     $1,860    $2,243    $2,148

EXPENSES (WITHOUT REDEMPTION)                                 CLASS A   CLASS B   CLASS C
  Year 1                                                      $  660    $  195    $  186
  Year 3                                                      $  892    $  603    $  576
  Year 5                                                      $1,143    $1,037    $  990
  Year 10                                                     $1,860    $2,243    $2,148

     Effective May 1, 2005, in the Class A, Class B and Class C Shares Prospectus, for The Hartford Focus Fund, on page 18, the following paragraphs replace the text of the "Principal Investment Strategy" section in its entirety:

     The fund invests primarily in equity securities of a relatively small number of large capitalization companies (stocks comprising the S&P 500 Index). The fund will typically hold stocks of 20-40 companies. Individual holdings typically constitute 3-5% of the fund's total assets and may constitute up to 10%. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

     The fund's focused portfolio of equity securities are evaluated using what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Wellington Management also analyzes the general economic and investment environment, including the evaluation of economic conditions, U.S. fiscal and monetary policy, and investor sentiment.

     In general, the fund seeks to invest in companies that demonstrate some or all of the following characteristics: a leadership position within an industry, a strong balance sheet, an acceleration in growth rates, a high return on equity, a strong management team, and a globally competitive position. The fund may also invest in companies that Wellington Management believes have been excessively devalued by the market, provided there is a catalyst that could lead to an improvement in stock price.

     Effective May 1, 2005, in the Class A, Class B and Class C Shares Prospectus, for The Hartford Stock Fund, on page 85, the following paragraphs replace the text of the "Principal Investment Strategy" section in its entirety:

     The fund normally invests at least 80% of the fund's assets in the common stocks of high quality companies. The fund's diversified portfolio of equity securities are evaluated using what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Wellington Management also analyzes the general economic and investment environment, including the evaluation of economic conditions, U.S. fiscal and monetary policy, and investor sentiment.

     In general, quality companies in which the fund invests demonstrate some or all of the following characteristics: a leadership position within an industry, a strong balance sheet, an acceleration in growth rates, a high return on equity, a strong management team, and a globally competitive position. Quality companies in which the fund invests also include companies that Wellington Management believes have been excessively devalued by the market, provided there is a catalyst that could lead to an improvement in stock price. The fund may invest in stocks within a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index.

     The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

     Effective May 1, 2005, in the Class A, Class B and Class C Shares Prospectus, in the "Portfolio Managers of the Funds" section on page 135, the following text replaces the "Advisers Fund" text in its entirety:

     Steven T. Irons, Senior Vice President of Wellington Management, has served as portfolio manager of the equity portion of the fund since May 2005. Mr. Irons joined Wellington Management as an investment professional in 1993.

     John C. Keogh, Senior Vice President of Wellington Management, has served as portfolio manager of the fixed income and money market portion of the fund since 2004. Mr. Keogh joined Wellington Management as an investment professional in 1983.

     Saul J. Pannell, Senior Vice President of Wellington Management, has been involved in portfolio management and securities analysis of the equity portion of the fund since May 2005. Mr. Pannell joined Wellington Management as an investment professional in 1974.

     Effective May 1, 2005, in the Class A, Class B and Class C Shares Prospectus, in the "Portfolio Managers of the Funds" section on page 136, the following text replaces the "Focus Fund" text in its entirety:

     Steven T. Irons, Senior Vice President of Wellington Management, has served as portfolio manager of the fund since May 2005. Mr. Irons joined Wellington Management as an investment professional in 1993.

     Effective May 1, 2005, in the Class A, Class B and Class C Shares Prospectus, in the "Portfolio Managers of the Funds" section on page 139, the following text replaces the "Stock Fund" text in its entirety:

     Steven T. Irons, Senior Vice President of Wellington Management, has served as portfolio manager of the fund since May 2005. Mr. Irons joined Wellington Management as an investment professional in 1993.

     Saul J. Pannell, Senior Vice President of Wellington Management, has been involved in portfolio management and securities analysis for the fund since May 2005. Mr. Pannell joined Wellington Management as an investment professional in 1974.

     THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE
REFERENCE.

                                   SUPPLEMENT
                              DATED APRIL 27, 2005
                                     TO THE
                           CLASS Y SHARES PROSPECTUS
                              DATED MARCH 1, 2005
                      FOR THE HARTFORD MUTUAL FUNDS, INC.
                     AND THE HARTFORD MUTUAL FUNDS II, INC.

     Effective May 1, 2005, in the Class Y Shares Prospectus, for The Hartford Advisers Fund, on page 3, the following paragraphs replace the text of the "Principal Investment Strategy" section in its entirety:

     The fund allocates its assets among three categories:

     - stocks,

     - debt securities, and

     - money market instruments.

     The fund will normally invest in a portfolio of between 50% and 70% in equities, between 30% and 50% in debt securities, and between 1% and 10% in money market instruments. Allocation decisions within these bands are in Wellington Management's discretion and are based on Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category. Wellington Management does not attempt to engage in short-term market timing among asset categories. As a result, shifts in asset allocation are expected to be gradual.

     The fund's diversified portfolio of equity securities are evaluated using what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Wellington Management also analyzes the general economic and investment environment, including the evaluation of economic conditions, U.S. fiscal and monetary policy, and investor sentiment.

     In general, the fund seeks to invest in companies that demonstrate some or all of the following characteristics: a leadership position within an industry, a strong balance sheet, an acceleration in growth rates, a high return on equity, a strong management team, and a globally competitive position. The fund may also invest in companies that Wellington Management believes have been excessively devalued by the market, provided there is a catalyst that could lead to an improvement in stock price. With respect to stocks in which the fund invests, the fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index.

     The debt securities (other than money market instruments) in which the fund invests include securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities and securities rated investment grade (rated at least "BBB" by Standard & Poor's Corporation ("S&P") or "Baa" by Moody's Investors Service, Inc. ("Moody's"), or if unrated, securities deemed by Wellington Management to be of comparable quality). These debt securities include mortgage-backed securities issued by U.S. Government agencies and private entities. The fund is not restricted to any specific maturity term.

     The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities. Effective May 1, 2005, in the Class Y Shares Prospectus, for The Hartford Advisers Fund, on page 5, the following footnote is inserted in the "Shareholder Fees" table next to Management Fees:

(1) Effective May 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees. While such waiver is in effect, the management fee is 0.61%. This policy may be discontinued at any time.

     Effective May 1, 2005, in the Class Y Shares Prospectus, for The Hartford Advisers Fund, on page 5, the following replaces the expenses examples:

EXPENSES (WITH OR WITHOUT REDEMPTION)                          CLASS Y
  Year 1                                                        $ 73
  Year 3                                                        $227
  Year 5                                                        $395
  Year 10                                                       $883

     Effective May 1, 2005, in the Class Y Shares Prospectus, for The Hartford Focus Fund, on page 18, the following paragraphs replace the text of the "Principal Investment Strategy" section in its entirety:

     The fund invests primarily in equity securities of a relatively small number of large capitalization companies (stocks comprising the S&P 500 Index). The fund will typically hold stocks of 20-40 companies. Individual holdings typically constitute 3-5% of the fund's total assets and may constitute up to 10%. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

     The fund's focused portfolio of equity securities are evaluated using what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Wellington Management also analyzes the general economic and investment environment, including the evaluation of economic conditions, U.S. fiscal and monetary policy, and investor sentiment.

     In general, the fund seeks to invest in companies that demonstrate some or all of the following characteristics: a leadership position within an industry, a strong balance sheet, an acceleration in growth rates, a high return on equity, a strong management team, and a globally competitive position. The fund may also invest in companies that Wellington Management believes have been excessively devalued by the market, provided there is a catalyst that could lead to an improvement in stock price.

     Effective May 1, 2005, in the Class Y Shares Prospectus, for The Hartford Stock Fund, on page 85, the following paragraphs replace the text of the "Principal Investment Strategy" section in its entirety:

     The fund normally invests at least 80% of the fund's assets in the common stocks of high quality companies. The fund's diversified portfolio of equity securities are evaluated using what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Wellington Management also analyzes the general economic and investment environment, including the evaluation of economic conditions, U.S. fiscal and monetary policy, and investor sentiment.

     In general, quality companies in which the fund invests demonstrate some or all of the following characteristics: a leadership position within an industry, a strong balance sheet, an acceleration in growth rates, a high return on equity, a strong management team, and a globally competitive position. Quality companies in which the fund invests also include companies that Wellington Management believes have been excessively devalued by the market, provided there is a catalyst that could lead to an improvement in stock price. The fund may invest in stocks within a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index.

     The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

     Effective May 1, 2005, in the Class Y Shares Prospectus, in the "Portfolio Managers of the Funds" section on page 120, the following text replaces the "Advisers Fund" text in its entirety:

     Steven T. Irons, Senior Vice President of Wellington Management, has served as portfolio manager of the equity portion of the fund since May 2005. Mr. Irons joined Wellington Management as an investment professional in 1993.

     John C. Keogh, Senior Vice President of Wellington Management, has served as portfolio manager of the fixed income and money market portion of the fund since 2004. Mr. Keogh joined Wellington Management as an investment professional in 1983.

     Saul J. Pannell, Senior Vice President of Wellington Management, has been involved in portfolio management and securities analysis of the equity portion of the fund since May 2005. Mr. Pannell joined Wellington Management as an investment professional in 1974.

     Effective May 1, 2005, in the Class Y Shares Prospectus, in the "Portfolio Managers of the Funds" section on page 121, the following text replaces the "Focus Fund" text in its entirety:

     Steven T. Irons, Senior Vice President of Wellington Management, has served as portfolio manager of the fund since May 2005. Mr. Irons joined Wellington Management as an investment professional in 1993.

     Effective May 1, 2005, in the Class Y Shares Prospectus, in the "Portfolio Managers of the Funds" section on page 124, the following text replaces the "Stock Fund" text in its entirety:

     Steven T. Irons, Senior Vice President of Wellington Management, has served as portfolio manager of the fund since May 2005. Mr. Irons joined Wellington Management as an investment professional in 1993.

     Saul J. Pannell, Senior Vice President of Wellington Management, has been involved in portfolio management and securities analysis for the fund since May 2005. Mr. Pannell joined Wellington Management as an investment professional in 1974.

     THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE
REFERENCE.